PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Long-Term Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Derivative financial instruments (notes 6.1 and 6.3)	$ 228	$ 343
Payable from acquisition of financial assets	474	302
Unfavorable contracts	151	156
Income taxes payable	117	156
Other	242	175
Other long-term liabilities	1,540	1,422
Settlement payment	210
Non-cash acquisition of joint venture equity	163	222
Joint venture portion included in accrued expenses and liabilities	124	224
ArcelorMittal Texas HBI LLC
Disclosure of detailed information about business combination [line items]
Put option liability	175	176
Sonasid
Disclosure of detailed information about business combination [line items]
Put option liability	153	114
AMSF
Disclosure of detailed information about business combination [line items]
Unfavorable contracts	151	156
Financial guarantee contracts
Disclosure of detailed information about business combination [line items]
Payable from acquisition of financial assets	28	$ 39
Accrued Expenses and Other Liabilities
Disclosure of detailed information about business combination [line items]
Settlement payment	$ 112